JPMorgan Trust I

270 Park Avenue

New York, New York 10017

August 23, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Global Natural Resources Fund and
JPMorgan Multi-Sector Income Fund (the “Funds”)
File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 168 under the 1933 Act (Amendment No. 169 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This Amendment is being filed in order to register Class R6 Shares of the JPMorgan Global Natural Resources Fund and Class R6 Shares of the JPMorgan Multi-Sector Income Fund. Also included in this filing are the Statements of Additional Information for the Funds’ new share classes.

If you have any questions or comments, please call me at (614) 248-5749.

Sincerely,

/s/Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

Cc:	Vince Di Stefano